Aug. 31, 2025
Neuberger Mid Cap Intrinsic Value Fund | Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX)
GOAL
The Fund seeks growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81	0.81	0.70
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.76	0.74	0.70
Total annual operating expenses	1.82	2.55	1.40
Fee waivers and/or expense reimbursement	0.61	0.59	0.55
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.21	1.96	0.85
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,333	$2,438
Class C (assuming redemption)	$299	$615	$1,187	$2,743
Class C (assuming no redemption)	$199	$615	$1,187	$2,743
Institutional Class	$87	$271	$599	$1,528

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,333	$2,438
Class C (assuming redemption)	$299	$615	$1,187	$2,743
Class C (assuming no redemption)	$199	$615	$1,187	$2,743
Institutional Class	$87	$271	$599	$1,528

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.
The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.
The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.
■
Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■
Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.
In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.
The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q4 2020	28.64%
Worst quarter:	Q1 2020	-40.56%
Year to Date performance as of:	09/30/2025	8.00%

average annual total % returns as of 12/31/2024
Mid Cap Intrinsic Value Fund
Mid Cap Intrinsic Value Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.20	6.94	6.02
Institutional Class Return After Taxes on Distributions	7.71	6.45	5.00
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.59	5.43	4.55
Class A Return Before Taxes	2.56	5.31	5.02
Class C Return Before Taxes	7.04	5.77	4.85
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07	8.59	8.10
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.